Schedule of other income (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Other Income
Liability no longer required to be paid		₨ 100,492	₨ 140,693	₨ 119,708
Gain on termination/rent concession of leases			1,811	35,847
Gain on sale of property, plant and equipment (net)		705	3,800	1,931
Miscellaneous income		1,165	6,216	1,162
Total	$ 1,228	₨ 102,362	₨ 152,520	₨ 158,648